Events Occurring After the Balance Sheet Date	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Balance Sheet Date

Note 12 Events Occurring After the Balance Sheet Date

Share Purchase Plan

Since June 30, 2026, the Company has completed a Share Purchase Plan raising A$962,600 (before costs) resulting in the issue of 6,016,250 ordinary shares.

Interim CFO

Effective July 1, 2026, Ron Edmonds transitioned from his role as Chairman to Interim Chief Financial Officer, pending the appointment of a permanent Chief Financial Officer. Robert Natter was appointed Chairman effective from the same date.

No other matters or circumstances have arisen since June 30, 2026, that have significantly affected, or may significantly affect, the operations of the Company, the results of those operations or the state of affairs of the Company in future financial years.